Financial Instrument Risk Exposure and Risk Management	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Financial Instrument Risk Exposure and Risk Management
26.	FINANCIAL INSTRUMENT RISK EXPOSURE AND RISK MANAGEMENT
The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management process.

(a)	Credit risk
Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s financial assets.
The Company is primarily exposed to credit risk on its cash and cash equivalents, accounts receivable and deposits and reclamation bonds. Exposure to credit risk related to financial institutions and cash deposits is limited through maintaining cash and equivalents and short-term investments with high-credit quality financial institutions and instruments. Credit risk with respect to receivables from the sale of non-core
assets is mitigated by security held in the event of default.
The carrying value of these financial assets totaling $104.6 million represents the maximum exposure to credit risk.
(b)	Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company ensures that there is sufficient capital in order to meet short term business requirements after taking into account the Company’s holdings of cash and cash equivalents. A summary of contractual maturities of financial liabilities is included in note 28.

(c)	Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise three types of risk: commodity price risk; interest rate risk and currency risk. Financial instruments affected by market risk include cash and cash equivalents, accounts receivable, marketable securities, reclamation deposits, accounts payable and accrued liabilities, debt and derivatives.

(i)	Interest rate risk
The Company’s interest rate risk arises primarily from the interest received on cash and short-term deposits and interest paid on floating rate borrowings.
Deposits are invested on a short-term basis to enable adequate liquidity for payment of operational and capital expenditures. The Company does not believe that it is exposed to material interest rate risk on its cash and short-term deposits.
The Company is exposed to interest rate risk due to the floating rate interest on its Revolving Credit Facility. A 10% change in interest rates at the reporting date would have a $0.2 million impact on net loss in the year.

(ii)	Foreign currency risk
The Company’s functional currency is the US dollar. The Company is exposed to currency risk on transactions and balances in currencies other than the functional currency, primarily the Brazilian Real and Canadian dollar.
Financial assets and liabilities denominated in currencies other than the US dollar are as follows:

	December 31, 2019		December 31, 2018
	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Brazilian Reals	$28,653	$28,986	$19,810	$20,984
Canadian dollars	18,721	6,987	26,311	3,026
Total	$47,374	$35,973	$46,121	$24,010
Of the financial assets listed above, $12.9 million (December 31, 2018 – $19.8 million) represent cash and cash equivalents held in Brazilian Reals and $7.8 million (December 31, 2018 – $25.8 million) represent cash and cash equivalents held in Canadian dollars. Minimal cash is held in other currencies.
At December 31, 2019, with other variables unchanged, a 10% strengthening of the US dollar against the above currencies would have decreased net loss by approximately $1.0 million (December 31, 2018 – $2.0 million). A 10% weakening of the US dollar would have the opposite effect on net loss.
The Company has a foreign currency exchange risk management program (note 14(a)) in order to manage foreign currency risk on its Brazilian Real expenditures.

(iii)	Commodity price risk
Gold prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the political and economic conditions of major gold producing countries. The profitability of the Company is directly related to the market price of gold. A decline in the market price for this precious metal could negatively impact the Company’s future operations. The Company has not hedged any of its gold sales.